UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Item 1: Report to Shareholders

Reserve Investment Funds	November 30, 2009

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

Financial Highlights For a share outstanding throughout each period

	6 Months Ended 11/30/09‡	Year Ended 5/31/09‡	5/31/08‡	5/31/07‡	5/31/06‡	5/31/05‡
NET ASSET VALUE						
Beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment activities						
Net investment income	–	0.01	0.04	0.05	0.04	0.02
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment activities	–	0.01	0.04	0.05	0.04	0.02
Distributions						
Net investment income	–	(0.01)	(0.04)	(0.05)	(0.04)	(0.02)
NET ASSET VALUE						
End of Period	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**
Ratios/Supplemental Data						
Total return(1)	0.10%	1.01%	3.78%	5.30%	4.00%	1.96%
Ratio of total expenses to average net assets	0.01%(2)	0.02%	0.01%	0.02%	0.01%	0.01%
Ratio of net investment income to average net assets	0.20%(2)	1.11%	3.79%	5.19%	3.95%	2.03%
Net assets, end of period (in millions)	$ 1,271	$ 774	$ 1,297	$ 971	$ 1,071	$ 1,240

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(2) Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED SECURITIES 0.2%		
BMW Vehicle Lease Trust Series 2009-1, Class A1 0.792%, 6/15/10	7,531	7,531
Ford Credit Auto Owner Trust Series 2009-B, Class A1 0.988%, 6/15/10 (1)	6,925	6,925
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, 6/15/10	8,145	8,145
Total Asset Backed Securities (Cost $22,601)		22,601
CERTIFICATES OF DEPOSIT 4.2%		
Eurodollar 0.6% (2)		
Banco Bilbao Vizcaya, 0.29%, 3/1/10	25,000	25,000
Commonwealth Bank of Australia, 0.86%, 2/16/10	50,000	50,001
		75,001
Yankee 3.6% (3)		
Abbey National, 1.05%, 5/24/10	25,000	25,000
Banco Bilbao Vizcaya, 1.46%, 4/30/10	25,000	25,001
Bank of Tokyo-Mitsubishi, 0.25%, 1/26/10	35,000	35,000
Barclays Bank, 0.23%, 1/29/10	50,000	50,000
Barclays Bank, 0.28%, 12/31/09	75,000	75,003
Nordea Bank Finland, 1.78%, 5/3/10	25,000	25,000
Rabobank Nederland, 0.25%, 5/24/10	50,000	50,000
Royal Bank of Canada, 0.215%, 12/21/09	100,000	100,000
San Paolo IMI S.p.A., 1.25%, 5/17/10	52,000	52,000
Sumitomo Mitsui Bank, 0.295%, 12/9/09	30,000	30,000
Westpac Banking, 0.80%, 3/25/10	10,000	10,000
		477,004
Total Certificates of Deposit (Cost $552,005)		552,005

COMMERCIAL PAPER 38.6%

4(2) 26.3% (4)

Alpine Securitization, 0.18%, 1/21/10	12,955	12,952
Alpine Securitization, 0.19%, 12/4/09	27,472	27,472
Amsterdam Funding, 0.20%, 2/2/10	50,000	49,983
Amsterdam Funding, 0.21%, 2/3/10	28,600	28,589
Australia & New Zealand Banking Group, 0.20%, 1/8/10	60,000	59,987
Bryant Park Funding, 0.18%, 12/15/09	25,000	24,998
Bryant Park Funding, 0.20%, 3/1/10	25,000	24,988
Cafco, 0.25%, 1/19/10	31,500	31,489
Cafco, 0.26%, 1/11/10	26,638	26,630
Chariot Funding, 0.17%, 12/7/09	113,500	113,497
Ciesco, 0.26%, 1/6/10	50,000	49,987
Citibank Credit Card Issuance Trust, 0.28%, 1/4/10	50,570	50,557
CME Group, 0.19%, 12/1/09	75,000	75,000
Coca-Cola, 0.20%, 12/1/09	30,000	30,000
CRC Funding, 0.16%, 12/8/09	25,000	24,999
CRC Funding, 0.25%, 1/8/10	25,000	24,993
Danske, 0.18%, 3/1/10	160,000	159,928
Danske, 0.20%, 2/16/10	40,000	39,983
E.ON AG, 0.17%, 12/1/09	30,000	30,000
E.ON AG, 0.17%, 12/21/09	50,000	49,995
ENI Finance USA, 0.165%, 12/16/09	112,000	111,992
ENI Finance USA, 0.19%, 12/21/09	31,000	30,997
ENI Finance USA, 0.31%, 5/10/10	50,000	49,931
Enterprise Funding, 0.21%, 2/17/10	87,582	87,542
Enterprise Funding, 0.24%, 12/11/09	25,000	24,998
Fairway Finance, 0.22%, 2/1/10	20,000	19,992
Fairway Finance, 0.22%, 2/3/10	10,000	9,996

Falcon Asset Securitization, 0.18%, 2/18/10	100,000	99,961
GDF SUEZ, 0.19%, 1/5/10	10,000	9,998
GDF SUEZ, 0.19%, 1/6/10	50,000	49,991
GDF SUEZ, 0.19%, 1/7/10	40,000	39,992
GDF SUEZ, 0.19%, 1/15/10	11,800	11,797
Jupiter Securitization, 0.17%, 12/4/09	25,000	25,000
Jupiter Securitization, 0.17%, 12/10/09	28,805	28,804
Jupiter Securitization, 0.21%, 1/14/10	64,400	64,383
KfW, 0.17%, 2/3/10	50,000	49,985
KfW, 0.18%, 3/5/10	50,000	49,977
KfW, 0.20%, 1/20/10	50,000	49,986
KfW International Finance, 0.20%, 12/29/09	100,000	99,984
Kitty Hawk Funding, 0.21%, 1/25/10	50,000	49,984
Massachusetts Mutual Life Insurance, 0.22%, 12/10/09	25,000	24,999
Medtronic, 0.18%, 2/9/10	40,000	39,986
National Australia Funding, 0.20%, 1/12/10	25,000	24,994
Nestle Capital, 0.40%, 4/19/10	40,000	39,938
Nestle Capital, 0.67%, 2/16/10	50,000	49,928
Old Line Funding, 0.25%, 2/12/10	50,000	49,975
Park Avenue Receivables, 0.17%, 12/4/09	25,000	25,000
Park Avenue Receivables, 0.17%, 12/10/09	58,000	57,998
Park Avenue Receivables, 0.21%, 1/20/10	17,100	17,095
Pfizer, 0.37%, 3/10/10	50,000	49,949
Philip Morris International, 0.32%, 3/25/10	25,000	24,975
Province of Quebec, 0.18%, 12/7/09	59,900	59,898
Province of Quebec, 0.28%, 12/2/09	50,000	50,000
Ranger Funding, 0.17%, 12/21/09	50,000	49,995
Ranger Funding, 0.18%, 12/7/09	16,685	16,685
Ranger Funding, 0.22%, 1/22/10	35,028	35,017

Ranger Funding, 0.24%, 12/7/09	15,000	14,999
Scotiabanc, 0.19%, 2/5/10	50,000	49,983
Straight-A Funding, 0.20%, 2/5/10	27,709	27,699
Straight-A Funding, 0.20%, 2/5/10	73,200	73,173
Straight-A Funding, 0.20%, 2/10/10	26,101	26,091
Straight-A Funding, 0.20%, 2/10/10	50,101	50,081
Straight-A Funding, 0.23%, 12/2/09	100,064	100,063
Thunder Bay Funding, 0.18%, 12/2/09	40,398	40,398
Thunder Bay Funding, 0.24%, 12/2/09	10,203	10,203
Thunder Bay Funding, 0.30%, 2/1/10	17,066	17,057
Total Capital SA, 0.17%, 12/7/09	50,380	50,379
Total Capital SA, 0.19%, 12/30/09	100,000	99,985
Total Capital (Canada), 0.19%, 2/19/10	118,000	117,950
Tulip Funding, 0.19%, 12/4/09	35,000	34,999
Variable Funding Capital, 0.20%, 12/21/09	50,000	49,994
Variable Funding Capital, 0.20%, 12/22/09	25,000	24,997
Variable Funding Capital, 0.21%, 1/14/10	50,000	49,987
Variable Funding Capital, 0.21%, 1/20/10	31,051	31,042
Westpac Banking, 0.28%, 1/11/10	30,000	29,990
Westpac Securities, 0.22%, 1/6/10	10,000	9,998
Yorktown Capital, 0.22%, 2/18/10	55,498	55,471
		3,482,288
Non-4(2) 12.3%		
American Honda Finance, 0.21%, 2/16/10	15,000	14,993
Australia & New Zealand Banking Group, 0.18%, 12/18/09	40,000	39,997
BNP Paribas Finance, 0.22%, 1/7/10	50,000	49,989
Deutsche Bank Financial, 0.18%, 1/26/10	17,850	17,845
Deutsche Bank Financial, 0.20%, 1/13/10	50,000	49,988
Deutsche Bank Financial, 0.20%, 1/20/10	50,000	49,986

Deutsche Bank Financial, 0.20%, 1/25/10	25,000	24,992
Export Development, 0.17%, 12/7/09	31,020	31,019
GE Capital, 0.21%, 1/19/10	40,000	39,989
GE Capital, 0.21%, 1/26/10	100,000	99,967
HSBC USA, 0.22%, 2/10/10	50,000	49,978
HSBC USA, 0.23%, 3/26/10	100,000	99,926
HSBC USA, 0.24%, 3/18/10	50,000	49,964
International Bank for Reconstruction & Development 0.12%, 1/12/10	100,000	99,986
International Bank for Reconstruction & Development 0.155%, 2/26/10	200,000	199,925
International Bank for Reconstruction & Development 0.20%, 1/4/10	50,000	49,991
International Bank for Reconstruction & Development 0.20%, 1/7/10	50,000	49,990
Kingdom of Denmark, 0.18%, 12/2/09	15,000	15,000
National Bank of Canada, 0.25%, 1/4/10	100,000	99,976
PACCAR Financial, 0.18%, 2/18/10	4,200	4,198
PACCAR Financial, 0.18%, 2/19/10	2,700	2,699
PACCAR Financial, 0.18%, 2/22/10	13,000	12,995
President & Fellows of Harvard Univ., 0.17%, 12/14/09	15,046	15,045
Province of British Columbia, 0.34%, 2/3/10	42,000	41,975
Province of Ontario, 0.18%, 1/8/10	70,000	69,987
Province of Ontario, 0.19%, 2/8/10	17,200	17,194
Province of Ontario, 0.19%, 2/11/10	24,500	24,491
Queensland Treasury, 0.32%, 1/11/10	50,000	49,982
Rabobank USA Financial, 0.38%, 1/14/10	3,900	3,898
Royal Bank of Scotland, 0.24%, 2/17/10	30,000	29,984
Santander Central Hispano Finance, 0.59%, 4/9/10	3,900	3,892
Santander Central Hispano Finance, 0.67%, 6/3/10	20,000	19,931
Societe Generale North America, 0.29%, 5/17/10	5,000	4,993

Butler County Hosp. Auth., Health System VRDN, 0.26%, 7/1/39	4,500	4,500
California, GO, VRDN, 0.23%, 5/1/33	26,925	26,925
California, Teachers Retirement System, GO VRDN, 0.20%, 5/1/34	26,345	26,345
California, Teachers Retirement System, GO VRDN, 0.22%, 5/1/34	42,000	42,000
California, Teachers Retirement System, GO VRDN, 0.23%, 5/1/34	45,000	45,000
California Dept. of Water Resources, Power Supply VRDN, 0.19%, 5/1/22	21,590	21,590
California Dept. of Water Resources, Power Supply VRDN, 0.19%, 5/1/22	48,800	48,800
California Dept. of Water Resources, Power Supply VRDN, 0.20%, 5/1/22	25,600	25,600
California Dept. of Water Resources, Power Supply VRDN, 0.22%, 5/1/22	55,100	55,100
California Dept. of Water Resources, Power Supply VRDN, 0.23%, 5/1/22	75,000	75,000
California HFA, Catholic Healthcare West, VRDN, 0.22%, 7/1/35	61,535	61,535
California HFA, Kaiser Permanente, TECP, 0.25%, 12/11/09	30,000	30,000
California HFA, Kaiser Permanente, VRDN, 0.23%, 6/1/41	32,965	32,965
California HFA, Lucile Salter Packard Children's Hosp. VRDN, 0.22%, 8/15/23	15,605	15,605
California HFA, Stanford Hosp. & Clinics VRDN, 0.21%, 11/15/45	25,000	25,000
California HFA, Stanford Hosp. & Clinics VRDN, 0.27%, 11/15/45	62,000	62,000
California Infrastructure & Economic Dev. Bank, California Academy of Sciences, VRDN, 0.20%, 9/1/38	21,815	21,815
California Statewide CDA, John Muir Health VRDN, 0.20%, 8/15/36	32,000	32,000
California Statewide CDA, Kaiser Permanente VRDN, 0.23%, 4/1/32	93,900	93,900

California Statewide CDA, Kaiser Permanente VRDN, 0.23%, 4/1/36	24,900	24,900
California Statewide CDA, Los Angeles County Museum of Art VRDN, 0.22%, 12/1/37	42,500	42,500
California Statewide CDA, Los Angeles County Museum of Art VRDN, 0.22%, 12/1/37	7,400	7,400
California Statewide CDA, Rady Children's Hosp. VRDN, 0.19%, 8/15/41	42,180	42,180
California Statewide CDA, Rady Children's Hosp. VRDN, 0.20%, 8/15/36	43,575	43,575
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.17%, 1/15/45	68,400	68,400
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.19%, 1/15/38	65,550	65,550
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.21%, 1/15/26	15,465	15,465
Charlottesville IDA, Univ. of Virginia Foundation VRDN, 0.30%, 12/1/37	2,305	2,305
Chicago Board of Ed., GO, VRDN, 0.19%, 3/1/31	11,010	11,010
Chicago Board of Ed., GO, VRDN, 0.23%, 3/1/26	5,200	5,200
Chicago Wastewater, VRDN, 0.19%, 1/1/39	15,800	15,800
City of Newport Beach, Hoag Memorial Hosp. Presbyterian VRDN, 0.19%, 12/1/40	12,200	12,200
City of Newport Beach, Hoag Memorial Hosp. Presbyterian VRDN, 0.20%, 12/1/40	25,200	25,200
City of Newport Beach, Hoag Memorial Hosp. Presbyterian VRDN, 0.20%, 12/1/40	36,800	36,800
City of Newport Beach, Hoag Memorial Hosp. Presbyterian VRDN, 0.24%, 12/1/40	36,500	36,500
Clarksville Public Building Auth., Metropolitan Nashville & Davidson County, GO, VRDN, 0.24%, 7/1/26	15,850	15,850
Connecticut HEFA, Yale Univ., VRDN, 0.20%, 7/1/37	10,310	10,310
Connecticut HEFA, Yale Univ., VRDN, 0.23%, 7/1/27	40,800	40,800
Connecticut HEFA, Yale Univ., VRDN, 0.23%, 7/1/33	30,050	30,050
Connecticut Housing Fin. Auth., VRDN, 0.29%, 5/15/32 (5)	8,600	8,600
Dallas Area Rapid Transit, VRDN, 0.25%, 12/1/40	8,285	8,285

District of Columbia, George Washington Univ. VRDN, 0.22%, 9/15/29	57,740	57,740
District of Columbia, Georgetown Univ., VRDN, 0.23%, 4/1/41	9,575	9,575
Dormitory Auth. of the State of New York, City Univ. VRDN, 0.22%, 7/1/31	117,250	117,250
Dormitory Auth. of the State of New York, Cornell Univ. VRDN, 0.22%, 7/1/30	49,985	49,985
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, VRDN, 0.20%, 7/1/39	8,000	8,000
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, VRDN, 0.22%, 7/1/39	18,700	18,700
Dormitory Auth. of the State of New York, Rockefeller Univ. VRDN, 0.20%, 7/1/40	15,400	15,400
Dormitory Auth. of the State of New York, Personal Income Tax VRDN, 0.25%, 3/15/35 (1)	7,095	7,095
East Bay Municipal Utility Dist., VRDN, 0.30%, 6/1/38	14,230	14,230
Eastern Municipal Water Dist., VRDN, 0.18%, 7/1/30	17,700	17,700
Eastern Municipal Water Dist., VRDN, 0.18%, 7/1/35	42,975	42,975
Fairfax County Economic Dev. Auth., Smithsonian Institution VRDN, 0.27%, 12/1/33	20,715	20,715
Fairfax County IDA, Inova Health System VRDN, 0.19%, 5/15/26	11,600	11,600
Fayette County Hosp. Auth., Piedmont Healthcare VRDN, 0.26%, 6/15/37	7,900	7,900
Florida Municipal Power Agency, VRDN, 0.23%, 10/1/35	22,055	22,055
Forsyth County, GO, VRDN, 0.24%, 10/1/26	7,115	7,115
Gainesville Regional Utilities, VRDN, 0.20%, 10/1/36	36,100	36,100
Geisinger Auth., Geisinger Health, VRDN, 0.17%, 6/1/39	19,000	19,000
Georgia, GO, VRDN, 0.24%, 12/1/26	53,869	53,869
Georgia Private Colleges & Univ. Auth., Emory Univ. TECP, 0.27%, 12/2/09	6,500	6,500
Georgia Private Colleges & Univ. Auth., Emory Univ. VRDN, 0.20%, 9/1/24	32,900	32,900

Georgia Private Colleges & Univ. Auth., Emory Univ. VRDN, 0.20%, 9/1/24	13,000	13,000
Gregg County Health Fac. Dev. Corp., Good Shepherd Medical Center, VRDN, 0.23%, 10/1/29	33,800	33,800
Guilford County, GO, VRDN, 0.24%, 3/1/25	47,950	47,950
Harris County Cultural Ed. Fac., Methodist Hosp. VRDN, 0.19%, 12/1/24	59,610	59,610
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.19%, 10/1/41	44,085	44,085
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.27%, 10/1/29	79,990	79,990
Hawaii, GO, VRDN, 0.30%, 5/1/16	7,495	7,495
Houston Higher Ed. Fin. Corp., Rice Univ. VRDN, 0.18%, 5/15/48	16,345	16,345
Illinois Fin. Auth., Carle Foundation, VRDN, 0.20%, 2/15/33	9,150	9,150
Illinois Fin. Auth., Carle Foundation, VRDN, 0.23%, 2/15/33	18,300	18,300
Illinois Fin. Auth., Central Dupage Health VRDN, 0.19%, 11/1/38	21,585	21,585
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.20%, 8/15/42	19,900	19,900
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.20%, 8/15/42	51,900	51,900
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.21%, 8/15/42	53,400	53,400
Illinois Fin. Auth., Northwestern Memorial Hosp. VRDN, 0.21%, 8/15/42	17,015	17,015
Illinois Toll Highway Auth., VRDN, 0.30%, 7/1/30	47,440	47,440
Indiana Fin. Auth., Duke Energy, VRDN, 0.22%, 12/1/39 (6)	25,000	25,000
Indiana Fin. Auth., Trinity Health, VRDN, 0.21%, 12/1/33	21,055	21,055
Indiana Fin. Auth., Trinity Health, VRDN, 0.21%, 12/1/33	20,820	20,820
Indiana Fin. Auth., Sisters of Saint Francis Health Services VRDN, 0.21%, 11/1/37	8,490	8,490
Iowa Fin. Auth., Health System, VRDN, 0.22%, 7/1/39	17,100	17,100

Irvine, VRDN, 0.21%, 9/2/31	29,800	29,800
Irvine Ranch Water Dist., GO, VRDN, 0.20%, 10/1/41	28,905	28,905
Jackson County Port Fac., Chevron, VRDN, 0.18%, 6/1/23	47,365	47,365
Jacksonville Electric Auth., VRDN, 0.20%, 10/1/34	20,000	20,000
Jacksonville Electric Auth., VRDN, 0.23%, 10/1/36	47,530	47,530
JPMorgan Chase, Cornell Univ., VRDN, 0.30%, 1/1/17 (1)	4,000	4,000
JPMorgan Chase, Dist. of Columbia, GO VRDN, 0.30%, 6/1/17 (1)	5,495	5,495
JPMorgan Chase, Honolulu, GO, VRDN, 0.30%, 4/1/17 (1)	5,740	5,740
JPMorgan Chase, Illinois Toll Highway Auth. VRDN, 0.30%, 1/1/16 (1)	5,330	5,330
JPMorgan Chase, Julliard School, VRDN, 0.30%, 1/1/17 (1)	7,565	7,565
JPMorgan Chase, North Carolina, GO, VRDN, 0.22%, 9/1/17 (1)	17,715	17,715
JPMorgan Chase, Northwestern Memorial Hosp. VRDN, 0.30%, 2/15/33 (1)	3,795	3,795
JPMorgan Chase, Triborough Bridge & Tunnel Auth. VRDN, 0.30%, 11/15/16 (1)	12,245	12,245
JPMorgan Chase, Washington, GO, VRDN, 0.30%, 8/1/28 (1)	5,000	5,000
JPMorgan Chase, Yale Univ., VRDN, 0.30%, 7/1/12 (1)	8,270	8,270
Kentucky Economic Dev. Fin. Auth., Baptist Healthcare VRDN, 0.23%, 8/15/38	7,655	7,655
Kentucky Economic Dev. Fin. Auth., Baptist Healthcare VRDN, 0.26%, 8/15/38	8,155	8,155
King County, GO, VRDN, 0.27%, 6/1/29	16,500	16,500
Lee Memorial Health System Board, VRDN, 0.24%, 4/1/33	2,000	2,000
Loma Linda, Univ. Medical Center, VRDN, 0.25%, 12/1/37	8,880	8,880
Los Angeles County, Metropolitan Transportation Auth. VRDN, 0.22%, 7/1/31	49,725	49,725
Los Angeles Dept. of Water & Power, VRDN, 0.17%, 7/1/34	20,000	20,000
Los Angeles Dept. of Water & Power, VRDN, 0.18%, 7/1/35	13,400	13,400
Los Angeles Dept. of Water & Power, VRDN, 0.20%, 7/1/34	30,000	30,000

Loudoun County IDA, Howard Hughes Medical Institute VRDN, 0.20%, 2/15/38	51,755	51,755
Loudoun County IDA, Howard Hughes Medical Institute VRDN, 0.20%, 2/15/38	38,575	38,575
Loudoun County IDA, Howard Hughes Medical Institute VRDN, 0.20%, 2/15/38	72,035	72,035
Loudoun County IDA, Howard Hughes Medical Institute VRDN, 0.20%, 2/15/38	32,980	32,980
Lubbock Health Fac., Saint Joseph Health VRDN, 0.27%, 7/1/23	31,835	31,835
Maryland Economic Dev. Corp., U.S. Pharmacopeial VRDN, 0.23%, 7/1/38	14,865	14,865
Maryland HHEFA, Adventist Healthcare, VRDN, 0.26%, 1/1/35	6,550	6,550
Maryland HHEFA, Archdiocese of Baltimore VRDN, 0.24%, 7/1/37	18,600	18,600
Maryland HHEFA, Charlestown Community VRDN, 0.26%, 1/1/28	34,700	34,700
Maryland HHEFA, Health Pool, VRDN, 0.22%, 4/1/35	19,325	19,325
Maryland HHEFA, Health Pool, VRDN, 0.23%, 4/1/35	21,550	21,550
Maryland HHEFA, Indian Creek School, VRDN, 0.24%, 12/1/29	11,345	11,345
Maryland HHEFA, Loyola College, VRDN, 0.25%, 10/1/26	22,655	22,655
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.20%, 7/1/23	33,055	33,055
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.20%, 7/1/34	14,265	14,265
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.20%, 7/1/41	6,000	6,000
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.26%, 7/1/41	11,050	11,050
Maryland HHEFA, Upper Chesapeake Hosp. VRDN, 0.28%, 1/1/43	3,985	3,985
Maryland Stadium Auth., Baltimore Convention Center VRDN, 0.26%, 12/15/14	6,505	6,505
Massachusetts, GO, VRDN, 0.21%, 12/1/30	31,550	31,550

Massachusetts Dev. Fin. Agency, Boston Univ. VRDN, 0.20%, 10/1/40	10,000	10,000
Massachusetts HEFA, Partners Healthcare VRDN, 0.19%, 7/1/27	19,000	19,000
Massachusetts HEFA, Partners Healthcare VRDN, 0.20%, 7/1/27	70,500	70,500
Massachusetts HEFA, Partners Healthcare VRDN, 0.20%, 7/1/38	47,785	47,785
Massachusetts HEFA, Partners Healthcare VRDN, 0.20%, 7/1/40	35,000	35,000
Massachusetts HEFA, Partners Healthcare VRDN, 0.20%, 7/1/40	74,310	74,310
Massachusetts HEFA, Partners Healthcare VRDN, 0.21%, 7/1/44	20,000	20,000
Mecklenburg County, GO, VRDN, 0.24%, 2/1/26	9,000	9,000
Mecklenburg County, GO, VRDN, 0.25%, 2/1/26	9,535	9,535
Metropolitan Gov't. of Nashville & Davidson County Vanderbilt Univ., VRDN, 0.20%, 10/1/44	28,300	28,300
Metropolitan Transportation Auth. of New York VRDN, 0.23%, 11/1/34	8,000	8,000
Metropolitan Water Dist. of Southern California VRDN. 0.20%, 7/1/23	11,720	11,720
Metropolitan Water Dist. of Southern California VRDN, 0.23%, 7/1/27	49,000	49,000
Michigan Hosp. Fin. Auth., Ascension Health VRDN, 0.21%, 11/15/26	7,500	7,500
Michigan Hosp. Fin. Auth., Ascension Health VRDN, 0.22%, 11/15/26	30,300	30,300
Michigan Hosp. Fin. Auth., Ascension Health VRDN, 0.22%, 11/15/26	12,000	12,000
Michigan Hosp. Fin. Auth., Ascension Health VRDN, 0.22%, 11/15/26	28,020	28,020
Mississippi Business Fin. Corp., Chevron VRDN, 0.18%, 12/1/30	74,150	74,150
Missouri HEFA, Saint Louis Univ., VRDN, 0.19%, 10/1/35	10,600	10,600

Missouri HEFA, SSM Healthcare, VRDN, 0.22%, 6/1/33	65,125	65,125
Missouri HEFA, Washington Univ, VRDN, 0.19%, 3/1/40	24,300	24,300
Montgomery County, BAN, GO, VRDN, 0.19%, 6/1/26	16,800	16,800
Montgomery County, BAN, GO, VRDN, 0.30%, 6/1/26	19,785	19,785
Montgomery County Public Building Auth., GO VRDN, 0.24%, 4/1/32	13,775	13,775
Murray City, IHC Health Services, VRDN, 0.19%, 5/15/37	15,725	15,725
Murray City, IHC Health Services, VRDN, 0.19%, 5/15/37	42,000	42,000
Nassau County Interim Fin. Auth., VRDN, 0.21%, 11/15/19	107,000	107,000
Nassau Country Health Care, GO, VRDN, 0.29%, 8/1/22	5,995	5,995
New Jersey Economic Dev. Auth., School Fac. Construction VRDN, 0.20%, 3/1/26	15,000	15,000
New Jersey Housing & Mortgage Fin. Agency, Single Family VRDN, 0.21%, 10/1/39	10,000	10,000
New York City, GO, VRDN, 0.20%, 8/1/27	83,000	83,000
New York City, GO, VRDN, 0.21%, 1/1/36	23,490	23,490
New York City, GO, VRDN, 0.22%, 8/1/25	51,700	51,700
New York City, GO, VRDN, 0.24%, 1/1/36	16,540	16,540
New York City, GO, VRDN, 0.24%, 4/1/36	34,240	34,240
New York City Health & Hosp. Corp., VRDN, 0.22%, 2/15/26	32,775	32,775
New York City Housing Dev. Corp., Multi-Family, Carnegie VRDN, 0.20%, 11/15/19	50,305	50,305
New York City IDA, Stock Exchange, VRDN, 0.20%, 5/1/33	17,341	17,341
New York City Municipal Water Fin. Auth. VRDN, 0.20%, 6/15/23	13,300	13,300
New York City Transitional Fin. Auth., VRDN, 0.22%, 11/1/22	19,995	19,995
New York City Transitional Fin. Auth., VRDN, 0.25%, 2/1/33 (1)	6,235	6,235
New York City Trust for Cultural Resources, Metropolitan Museum of Art, VRDN, 0.22%, 10/1/36	21,460	21,460
New York Housing Fin. Agency, 17th & 10th Associates VRDN, 0.23%, 5/15/39	12,900	12,900

New York Housing Fin. Agency, DeKalb Associates VRDN, 0.23%, 5/1/42	23,250	23,250
New York Housing Fin. Agency, River Place II, 600 West 42nd Street, VRDN, 0.90%, 11/1/41	3,790	3,790
New York Mortgage Agency, Single Family VRDN, 0.25%, 10/1/38	5,700	5,700
Norfolk Economic Dev. Auth., Bon Secours Health VRDN, 0.23%, 11/1/25	10,115	10,115
North Carolina Medical Care Commission, Duke Univ. Health VRDN, 0.21%, 6/1/28	17,180	17,180
North Carolina Medical Care Commission, Moses Cone Health VRDN, 0.22%, 10/1/35	42,400	42,400
North Carolina Medical Care Commission, WakeMed VRDN, 0.25%, 10/1/38	9,400	9,400
Ohio, Common Schools, GO, VRDN, 0.20%, 3/15/25	21,425	21,425
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health VRDN, 0.19%, 1/1/43	18,330	18,330
Oregon, Veterans' Welfare, GO, VRDN, 0.19%, 6/1/41	8,600	8,600
Oregon DOT, VRDN, 0.26%, 11/15/27	55,000	55,000
Oregon DOT, VRDN, 0.28%, 11/15/26	1,600	1,600
Oregon Fac. Auth., PeaceHealth, VRDN, 0.23%, 8/1/34	9,800	9,800
Oregon Fac. Auth., PeaceHealth, VRDN, 0.23%, 8/1/34	10,450	10,450
Philadelphia School Dist., GO, VRDN, 0.25%, 9/1/30	54,000	54,000
Sacramento Municipal Utility Dist., VRDN, 0.20%, 8/15/28	40,000	40,000
Sacramento Municipal Utility Dist., VRDN, 0.21%, 8/15/28	71,440	71,440
Sacramento Sanitation Dist. Fin. Auth., VRDN, 0.26%, 12/1/30	31,200	31,200
Saint Louis Park, Nicollett Health Services VRDN, 0.18%, 7/1/37	28,900	28,900
San Diego County Regional Transportation Commission VRDN, 0.26%, 4/1/38	44,720	44,720
San Diego County Regional Transportation Commission VRDN, 0.45%, 4/1/38	18,405	18,405
Santa Clara Electric, VRDN, 0.20%, 7/1/34	16,675	16,675

Santa Clara Valley Transportation Auth., VRDN, 0.21%, 4/1/36	25,600	25,600
Santa Clara Valley Transportation Auth., VRDN, 0.22%, 4/1/36	35,000	35,000
South Miami HFA, Baptist Health South, VRDN, 0.25%, 8/15/37	9,300	9,300
Syracuse IDA, Syracuse Univ., VRDN, 0.23%, 12/1/35	17,150	17,150
Syracuse IDA, Syracuse Univ., VRDN, 0.23%, 12/1/35	6,100	6,100
Tarrant County Cultural Ed. Fac. Fin. Corp., Dallas Methodist Hosp., VRDN, 0.22%, 10/1/41	62,270	62,270
Tarrant County Cultural Ed. Fac. Fin. Corp., Christus Health VRDN, 0.27%, 7/1/47	13,500	13,500
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.19%, 11/15/33	24,435	24,435
Tempe Transit, Excise Tax, VRDN, 0.26%, 7/1/37	19,000	19,000
Texas, TRAN, GO, 2.50%, 8/31/10	112,250	113,971
Texas Transportation Commission, VRDN, 0.21%, 4/1/26	18,800	18,800
Texas Water Dev. Board, VRDN, 0.22%, 7/15/19	38,240	38,240
Univ. of Michigan Regents, VRDN, 0.20%, 4/1/28	55,800	55,800
Univ. of Michigan Regents, VRDN, 0.20%, 4/1/38	31,050	31,050
Univ. of South Florida Fin. Corp., Master Lease VRDN, 0.25%, 7/1/35 (5)	18,875	18,875
Univ. of Texas, Board of Regents, VRDN, 0.18%, 8/1/39	30,500	30,500
Univ. of Texas, Board of Regents, VRDN, 0.20%, 8/1/33	80,275	80,275
Univ. of Texas, Permanent Univ. Fund, VRDN, 0.19%, 7/1/37	121,740	121,740
Valdez Marine, BP Pipeline, VRDN, 0.19%, 7/1/37	18,800	18,800
Valdez Marine, Exxon Mobil, VRDN, 0.17%, 10/1/25	50,905	50,905
Valdez Marine, Exxon Mobil, VRDN, 0.18%, 12/1/33	55,200	55,200
Washington County, LSN/TLS Obligated Group VRDN, 0.23%, 1/1/33	5,875	5,875
West Virginia Economic Dev. Auth., Appalachian Power VRDN, 0.25%, 12/1/42	5,600	5,600
West Virginia Economic Dev. Auth., Appalachian Power VRDN, 0.28%, 12/1/42	6,050	6,050

Whittier Health Fac., Presbyterian Intercommunity Hosp. VRDN, 0.20%, 6/1/36	34,900	34,900
Wisconsin HEFA, Gundersen Lutheran, VRDN, 0.27%, 2/15/33	7,410	7,410
Wisconsin HEFA, Gundersen Lutheran, VRDN, 0.27%, 2/15/33	11,305	11,305
Wisconsin HEFA, ProHealth Care, VRDN, 0.22%, 8/1/30	6,000	6,000
Wisconsin HEFA, ProHealth Care, VRDN, 0.24%, 2/1/34	9,300	9,300
Total Municipal Securities (Cost $6,438,996)		6,438,996

REPURCHASE AGREEMENTS 1.5% (7)

Credit Suisse First Boston, Tri-Party, Dated 11/30/09, 0.15% Delivery Value of $58,628,244 on 12/1/09, Collateralized by U.S. Government securities, 0.00%, 3/18 – 6/17/10 valued at $59,804,938	58,628	58,628
Morgan Stanley, Tri-Party, Dated 11/30/09, 0.18% Delivery Value of $100,000,500 on 12/1/09, Collateralized by U.S. Government securities, 3.375% - 3.875% 4/15/29 – 4/15/32, valued at $102,000,082	100,000	100,000
UBS Investment Bank, Tri-Party, Dated 11/30/09, 0.15% Delivery Value of $45,000,188 on 12/1/09, Collateralized by U.S. Government securities, 2.625%, 5/31/10 valued at $45,901,309	45,000	45,000
Total Repurchase Agreements (Cost $203,628)		203,628

U.S. GOVERNMENT AGENCY OBLIGATIONS 5.6% (8)

Federal Home Loan Bank, 0.50%, 7/7/10	50,000	49,849
Federal Home Loan Bank, 0.50%, 10/27/10	125,000	125,000
Federal Home Loan Bank, 0.95%, 3/26/10	30,000	29,994
Federal Home Loan Bank, 4.375%, 3/17/10	102,500	103,709
Federal Home Loan Mortgage, 0.125%, 2/16/10	39,876	39,865
Federal Home Loan Mortgage, 0.24%, 2/8/10	38,532	38,514
Federal Home Loan Mortgage, 0.28%, 1/25/10	50,000	49,979
Federal Home Loan Mortgage, 0.29%, 2/1/10	50,000	49,975
Federal Home Loan Mortgage, 0.63%, 5/5/10	50,000	49,864

Federal National Mortgage Assn., 0.25%, 1/11/10	50,000	49,986
Federal National Mortgage Assn., 0.28%, 2/2/10	50,000	49,975
Federal National Mortgage Assn., 3.25%, 2/10/10	100,000	100,562
Total U.S. Government Agency Obligations (Cost $737,272)		737,272
U.S. TREASURY OBLIGATIONS 0.8%		
U.S. Treasury Bills, 0.383%, 7/15/10	50,000	49,880
U.S. Treasury Notes, 1.25%, 11/30/10	50,000	50,398
Total U.S. Treasury Obligations (Cost $100,278)		100,278
Total Investments in Securities		
101.1% of Net Assets (Cost $13,380,831)		**$ 13,380,831**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $95,410 and represents 0.7% of net assets.

(2) Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.

(3) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(4) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $3,482,288 and represents 26.3% of net assets.

(5) Insured by AMBAC Assurance Corp.

(6) Interest subject to alternative minimum tax

(7) Collateralized by U.S. government securities valued at $207,706 at November 30, 2009 - See Note 2

(8) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

BAN Bond Anticipation Notes
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MEDIUM-TERM NOTES 7.2%		
Bank of America, FRN, 0.33%, 9/13/10 (1)	21,000,000	21,023
Bank of America, FRN, 0.469%, 12/23/10 (1)	1,375,000	1,379
Citigroup, FRN, 0.859%, 12/9/10 (1)	5,000,000	5,033
Citigroup Funding, FRN, 0.381%, 7/30/10 (1)	43,000,000	43,078
GE Capital, FRN, 0.334%, 7/8/10 (1)	15,800,000	15,818
GE Capital, FRN, 0.939%, 12/9/10 (1)	3,300,000	3,324
JPMorgan Chase, FRN, 0.848%, 12/2/10 (1)	2,500,000	2,514
Total Medium-Term Notes (Cost $92,169)		92,169
REPURCHASE AGREEMENTS 22.4% (2)		
Barclays Capital, Tri-Party, Dated 11/30/09, 0.15% Delivery Value of $75,000,313 on 12/1/09, Collateralized by U.S. Government securities, 3.625%, 8/15/19 valued at $76,500,004	75,000,000	75,000
Credit Suisse First Boston, Tri-Party, Dated 11/30/09, 0.15% Delivery Value of $59,479, 248 on 12/1/09, Collateralized by U.S. Government securities, 0.00%, 4/8 - 6/17/10 valued at $60,672,417	59,479,000	59,479
Deutsche Bank, Tri-Party, Dated 11/30/09, 0.15% Delivery Value of $75,000,313 on 12/1/09, Collateralized by U.S. Government securities, 2.375%, 1/15/17 valued at $76,500,010	75,000,000	75,000
UBS Investment Bank, Tri-Party, Dated 11/30/09, 0.15% Delivery Value of $75,000,313 on 12/1/09, Collateralized by U.S. Government securities, 2.125% - 6.125% 4/30/10-11/15/27, valued at $76,501,235	75,000,000	75,000
Total Repurchase Agreements (Cost $284,479)		284,479
U.S. TREASURY OBLIGATIONS 70.1%		
U.S. Treasury Bills, 0.035%, 12/17/09	300,000,000	299,995
U.S. Treasury Bills, 0.063%, 2/11/10	32,000,000	31,996
U.S. Treasury Bills, 0.073%, 2/18/10	33,000,000	32,995
U.S. Treasury Bills, 0.075%, 1/28/10	23,000,000	22,997
U.S. Treasury Bills, 0.185%, 4/29/10	35,000,000	34,973

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act), as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are two portfolios (collectively, the funds), established by the corporation and both commenced operations on August 25, 1997.

The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates), and/or its affiliates, and are not available for direct purchase by members of the public. The funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the securities. Further, fund management believes that no events have occurred between November 30, 2009, the date of this report, and January 22, 2010, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

Credits Each fund earns credits on temporarily uninvested cash balances at the custodian that reduce its custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

NOTE 2 - VALUATION

Each fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Various inputs are used to determine the value of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the funds, and unobservable inputs reflect the funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On November 30, 2009, all of the funds’ investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of the funds are described more fully in the funds’ prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the funds’ custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities Each fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

In accordance with federal tax regulations, the T. Rowe Price Government Reserve Investment Fund recognized capital losses in the current period for tax purposes that had been recognized in the prior fiscal year for financial reporting purposes. Such deferrals relate to net capital losses realized between November 1, 2008, and May 31, 2009, and totaled $0 for T. Rowe Price Reserve Investment Fund and $3,000 for T. Rowe Price Government Reserve Investment Fund. Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2009, the T. Rowe Price Reserve Investment Fund had $15,146,000 of unused capital loss carryforwards, which expire: $36,000 in fiscal 2013, $13,000 in fiscal 2014, $13,000 in fiscal 2015, $27,000 in fiscal 2016, and $15,057,000 that expire in fiscal 2017; and T. Rowe Price Government Reserve Investment Fund had $12,000 of unused capital loss carryforwards, which expire: $5,000 in fiscal 2013 and $7,000 in fiscal 2017.

At November 30, 2009, the cost of investments for federal income tax purposes was $13,380,831,000 for T. Rowe Price Reserve Investment Fund and $1,267,319,000 for T. Rowe Price Government Reserve Investment Fund.

NOTE 5 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the funds. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries, and of other T. Rowe Price-sponsored funds (Price Funds) invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the six months ended November 30, 2009, expenses incurred by the T. Rowe Price Reserve Investment Fund pursuant to these service agreements were $52,000 for T. Rowe Price Associates. For the six months ended November 30, 2009, expenses incurred by the T. Rowe Price Government Reserve Investment Fund pursuant to these service agreements were $25,000 for Price Associates. The amounts payable at period-end pursuant to these agreements are included in Due to Affiliates in the accompanying financial statements.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	January 22, 2010